Derivative Financial Instruments and Hedging Instruments (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gains (losses) of foreign currency forward contracts were as follows:
Gains (losses) on valuation of financial assets (liabilities) measured at fair value through profit or loss, net	$ 1,646,034	$ (411,437)	$ 939,117
Forward contract [member]
Net gains (losses) of foreign currency forward contracts were as follows:
Unrealized gains (losses)	795,098	(491,860)	(240,002)
Realized gains	850,936	80,423	1,179,119
Gains (losses) on valuation of financial assets (liabilities) measured at fair value through profit or loss, net	$ 1,646,034	$ (411,437)	$ 939,117